FAIR VALUE MEASUREMENT	6 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

12.	FAIR VALUE MEASUREMENT

The Group’s financial assets and liabilities primarily include cash and cash equivalents, restricted cash, accounts receivable, notes receivable, other receivables, amounts due from related parties, amount due to related parties, short-term borrowing, accounts payable and other current liabilities.

The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, amounts due from related parties, other receivables, amount due to related parties, short-term borrowing, accounts payable and other current liabilities approximate their fair values.